UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                                 ------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           ----------------------------
Address:   598 Madison Avenue
           ----------------------------
           New York, NY  10022
           ----------------------------

Form 13F File Number: 028-10371
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Oscar S. Schafer
        ---------------------------------------
Title:  Sole Managing Member of General Partner
        ---------------------------------------
Phone:  212-756-8707
        ---------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Oscar S. Schafer                New York, NY                      11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

NOTE:

The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:        $206,801
                                         --------------
                                         (in thousands)


List of Other Included Managers:
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANIXTER INTL INC             COM            035290105    9,911   208,907 SH       SOLE                  208,907
APPLE INC                    COM            037833100   10,297    27,004 SH       SOLE                   27,004
CNO FINL GROUP INC           COM            12621E103    5,415 1,000,853 SH       SOLE                1,000,853
COVANTA HLDG CORP            COM            22282E102   13,452   885,570 SH       SOLE                  885,570
FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488109   12,819 3,074,108 SH       SOLE                3,074,108
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   15,309 1,720,137 SH       SOLE                1,720,137
MAKO SURGICAL CORP           COM            560879108    7,707   225,232 SH       SOLE                  225,232
NICE SYS LTD                 SPONSORED ADR  653656108    4,280   141,022 SH       SOLE                  141,022
OSI SYSTEMS INC              COM            671044105    5,828   173,864 SH       SOLE                  173,864
QUANTUM CORP                 COM DSSG       747906204    2,846 1,572,323 SH       SOLE                1,572,323
RSC HOLDINGS INC             COM            74972L102    5,348   750,086 SH       SOLE                  750,086
SANOFI                       SPONSORED ADR  80105N105    9,842   300,062 SH       SOLE                  300,062
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106    5,427   205,107 SH       SOLE                  205,107
TE CONNECTIVITY LTD          REG SHS        H84989104    5,350   190,123 SH       SOLE                  190,123
TYCO INTERNATIONAL LTD       SHS            H89128104    8,152   200,040 SH       SOLE                  200,040
UNIFI INC                    COM NEW        904677200    2,892   354,022 SH       SOLE                  354,022
VALEANT PHARMACEUTICALS INTL COM            91911K102   10,954   295,110 SH       SOLE                  295,110
VERINT SYS INC               COM            92343X100    9,729   370,083 SH       SOLE                  370,083
VIACOM INC NEW               CL B           92553P201    8,742   225,648 SH       SOLE                  225,648
WESCO AIRCRAFT HLDGS INC     COM            950814103    6,500   594,725 SH       SOLE                  594,725
WYNDHAM WORLDWIDE CORP       COM            98310W108   13,409   470,334 SH       SOLE                  470,334
WYNDHAM WORLDWIDE CORP       COM            98310W108    2,851   100,000 SH  CALL SOLE                  100,000
XEROX CORP                   COM            984121103   13,434 1,927,467 SH       SOLE                1,927,467
XEROX CORP                   COM            984121103    3,137   450,000 SH  CALL SOLE                  450,000
YAHOO INC                    COM            984332106    3,951   300,000 SH       SOLE                  300,000
YAHOO INC                    COM            984332106    9,219   700,000 SH  CALL SOLE                  700,000